Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.4%
Basic Materials — 0.5%
Chemicals — 0.4%
Air Products & Chemicals, Inc.	4,151	829
Albemarle Corp.	1,485	84
Ashland Global Holdings, Inc.	410	20
Axalta Coating Systems Ltd. (a)	666	11
Cabot Corp.	1,215	32
Celanese Corp., Class A	2,664	195
CF Industries Holdings, Inc.	618	17
Dow, Inc.	2,115	62
DuPont de Nemours, Inc.	2,089	71
Eastman Chemical Co.	4,902	228
Ecolab, Inc.	2,841	443
FMC Corp.	369	30
HB Fuller Co.	46	1
Innospec, Inc.	11	1
International Flavors & Fragrances, Inc.	1,996	204
Linde plc, (United Kingdom)	8,998	1,557
LyondellBasell Industries NV, Class A	759	38
Mosaic Co. (The)	1,037	11
NewMarket Corp.	38	15
PolyOne Corp.	1,241	24
PPG Industries, Inc.	4,316	361
Quaker Chemical Corp.	4	—	(h)
RPM International, Inc.	2,068	123
Sensient Technologies Corp.	597	26
Sherwin-Williams Co. (The)	917	421
Valvoline, Inc.	1,682	22
Westlake Chemical Corp.	538	20

		4,846

Forest Products & Paper — 0.0% (g)
International Paper Co.	1,061	33

Iron/Steel — 0.1%
Nucor Corp.	11,861	427
Reliance Steel & Aluminum Co.	1,266	111
Steel Dynamics, Inc.	6,638	150

		688

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Mining — 0.0% (g)
Freeport-McMoRan, Inc.	4,111	28
Kaiser Aluminum Corp.	174	12
Newmont Corp.	2,260	102
Royal Gold, Inc.	336	30

		172

Total Basic Materials		5,739

Communications — 22.1%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The)	14,753	239
Omnicom Group, Inc.	6,280	345

		584

Internet — 20.6%
Alphabet, Inc., Class A (a)	47,880	55,634
Alphabet, Inc., Class C (a)	47,788	55,568
Amazon.com, Inc. (a)	38,230	74,538
Booking Holdings, Inc. (a)	3,843	5,170
CDW Corp.	1,632	152
eBay, Inc.	70,252	2,112
Expedia Group, Inc.	14,073	792
F5 Networks, Inc. (a)	191	20
Facebook, Inc., Class A (a)	384,543	64,142
GoDaddy, Inc., Class A (a)	501	29
Grubhub, Inc. (a)	290	12
IAC/InterActiveCorp. (a)	220	39
Match Group, Inc. (a)	234	16
MercadoLibre, Inc., (Argentina) (a)	124	61
Netflix, Inc. (a)	1,208	454
NortonLifeLock, Inc.	56,355	1,054
Okta, Inc., Class A (a)	305	37
Palo Alto Networks, Inc. (a)	276	45
Pinterest, Inc., Class A (a)	941	15
Roku, Inc., Class A (a)	242	21
Snap, Inc., Class A (a)	2,120	25
TripAdvisor, Inc.	400	7
Twitter, Inc. (a)	123,995	3,045
Uber Technologies, Inc. (a)	1,144	32
VeriSign, Inc. (a)	300	54
Wayfair, Inc., Class A (a)	174	9
Zillow Group, Inc., Class C (a)	405	15

		263,098

Media — 0.5%
Altice USA, Inc., Class A (a)	563	13
Cable One, Inc.	11	18
Charter Communications, Inc., Class A (a)	416	181
Comcast Corp., Class A	79,860	2,746
Discovery, Inc., Class A (a)	614	12
Discovery, Inc., Class C (a)	1,056	18

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Media — continued
DISH Network Corp., Class A (a)	806	16
FactSet Research Systems, Inc.	1,675	437
Fox Corp., Class A	1,003	24
Fox Corp., Class B	490	11
John Wiley & Sons, Inc., Class A	702	26
Liberty Broadband Corp., Class C (a)	304	34
Liberty Global plc, (United Kingdom), Class A (a)	617	10
Liberty Global plc, (United Kingdom), Class C (a)	1,177	18
Liberty Media Corp.-Liberty Formula One, Class C (a)	644	18
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	370	12
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	553	17
News Corp., Class A	1,091	10
Nexstar Media Group, Inc., Class A	586	34
Sinclair Broadcast Group, Inc., Class A	491	8
Sirius XM Holdings, Inc.	4,407	22
ViacomCBS, Inc., Class B	1,606	22
Walt Disney Co. (The)	25,263	2,440

		6,147

Telecommunications — 1.0%
Arista Networks, Inc. (a)	152	31
AT&T, Inc.	20,139	587
CenturyLink, Inc.	2,778	26
Cisco Systems, Inc.	115,455	4,539
Corning, Inc.	20,418	419
Juniper Networks, Inc.	978	19
Motorola Solutions, Inc.	2,133	284
Sprint Corp. (a)	2,316	20
T-Mobile US, Inc. (a)	932	78
Verizon Communications, Inc.	130,250	6,998

		13,001

Total Communications		282,830

Consumer Cyclical — 1.9%
Airlines — 0.1%
Alaska Air Group, Inc.	2,514	72
American Airlines Group, Inc.	536	7
Delta Air Lines, Inc.	16,419	468
Southwest Airlines Co.	5,272	188
United Airlines Holdings, Inc. (a)	267	8

		743

Apparel — 0.2%
Capri Holdings Ltd., (United Kingdom) (a)	566	6
Carter’s, Inc.	482	32
Hanesbrands, Inc.	1,023	8
NIKE, Inc., Class B	13,908	1,151
PVH Corp.	186	7
Ralph Lauren Corp., Class A	129	9
Tapestry, Inc.	714	9

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Apparel — continued
Under Armour, Inc., Class A (a)	842	8
Under Armour, Inc., Class C (a)	550	4
VF Corp.	7,330	396

		1,630

Auto Manufacturers — 0.1%
Cummins, Inc.	4,140	560
Ford Motor Co.	10,701	52
General Motors Co.	3,554	74
PACCAR, Inc.	6,165	377
Tesla, Inc. (a)	373	195

		1,258

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland)	725	36
Autoliv, Inc., (Sweden)	1,948	90
BorgWarner, Inc.	3,961	96
Goodyear Tire & Rubber Co. (The)	12,568	73
Lear Corp.	1,432	116
WABCO Holdings, Inc. (a)	161	22

		433

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	562	38
Fastenal Co.	12,728	398
HD Supply Holdings, Inc. (a)	542	15
KAR Auction Services, Inc.	2,154	26
LKQ Corp. (a)	978	20
Pool Corp.	206	41
WW Grainger, Inc.	671	167

		705

Entertainment — 0.0% (g)
Live Nation Entertainment, Inc. (a)	422	19
Marriott Vacations Worldwide Corp.	614	34
Vail Resorts, Inc.	114	17

		70

Food Service — 0.0% (g)
Aramark	2,583	52
Healthcare Services Group, Inc.	1,179	28

		80

Home Builders — 0.0% (g)
DR Horton, Inc.	3,953	134
Lennar Corp., Class A	786	30
NVR, Inc. (a)	10	26
PulteGroup, Inc.	826	18
Thor Industries, Inc.	935	40

		248

Home Furnishings — 0.0% (g)
Dolby Laboratories, Inc., Class A	370	20
Leggett & Platt, Inc.	4,309	115
Whirlpool Corp.	1,894	163

		298

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Housewares — 0.0% (g)
Newell Brands, Inc.	1,138	15
Scotts Miracle-Gro Co. (The)	451	46
Toro Co. (The)	793	52

		113

Leisure Time — 0.0% (g)
Brunswick Corp.	894	31
Carnival Corp.	1,305	17
Harley-Davidson, Inc.	6,691	127
Norwegian Cruise Line Holdings Ltd. (a)	1,001	11
Polaris, Inc.	991	48
Royal Caribbean Cruises Ltd.	9,255	298

		532

Lodging — 0.0% (g)
Hilton Worldwide Holdings, Inc.	764	52
Las Vegas Sands Corp.	980	41
Marriott International, Inc., Class A	4,567	342
MGM Resorts International	1,673	20
Wyndham Destinations, Inc.	4,000	87
Wyndham Hotels & Resorts, Inc.	1,371	43
Wynn Resorts Ltd.	314	19

		604

Office Furnishings — 0.0% (g)
Herman Miller, Inc.	627	14
HNI Corp.	455	11

		25

Retail — 1.4%
Advance Auto Parts, Inc.	202	19
AutoZone, Inc. (a)	69	58
Best Buy Co., Inc.	5,355	305
Bloomin’ Brands, Inc.	1,808	13
Brinker International, Inc.	442	5
Burlington Stores, Inc. (a)	188	30
CarMax, Inc. (a)	469	25
Casey’s General Stores, Inc.	60	8
Cheesecake Factory, Inc. (The)	473	8
Chipotle Mexican Grill, Inc., Class A (a)	75	49
Costco Wholesale Corp.	4,055	1,156
Cracker Barrel Old Country Store, Inc.	589	49
Darden Restaurants, Inc.	4,175	227
Dick’s Sporting Goods, Inc.	571	12
Dollar General Corp.	1,944	294
Dollar Tree, Inc. (a)	680	50
Domino’s Pizza, Inc.	279	90
Dunkin’ Brands Group, Inc.	985	52

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
Foot Locker, Inc.	3,357	74
Gap, Inc. (The)	853	6
Genuine Parts Co.	3,589	242
Group 1 Automotive, Inc.	113	5
Home Depot, Inc. (The)	20,933	3,908
Kohl’s Corp.	458	7
Lowe’s Cos., Inc.	12,855	1,106
Lululemon Athletica, Inc., (Canada) (a)	309	59
McDonald’s Corp.	14,735	2,437
MSC Industrial Direct Co., Inc., Class A	1,317	72
Nordstrom, Inc.	462	7
Nu Skin Enterprises, Inc., Class A	1,655	36
O’Reilly Automotive, Inc. (a)	209	63
Penske Automotive Group, Inc.	465	13
Ross Stores, Inc.	3,182	277
Starbucks Corp.	21,090	1,387
Target Corp.	9,510	884
Texas Roadhouse, Inc., Class A	900	37
Tiffany & Co.	1,547	200
TJX Cos., Inc. (The)	15,723	752
Tractor Supply Co.	1,415	120
Ulta Beauty, Inc. (a)	158	28
Walgreens Boots Alliance, Inc.	20,881	955
Walmart, Inc.	21,652	2,460
Wendy’s Co. (The)	2,128	32
Williams-Sonoma, Inc.	1,515	64
Yum! Brands, Inc.	5,205	357

		18,038

Storage/Warehousing — 0.0% (g)
Mobile Mini, Inc.	764	20

Textiles — 0.0% (g)
Mohawk Industries, Inc. (a)	174	13

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	3,577	256

Total Consumer Cyclical		25,066

Consumer Non-cyclical — 35.5%
Agriculture — 4.3%
Altria Group, Inc.	551,370	21,321
Archer-Daniels-Midland Co.	16,369	576
Bunge Ltd.	4,878	200
Philip Morris International, Inc.	459,210	33,504

		55,601

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Beverages — 5.4%
Brown-Forman Corp., Class A	174	9
Brown-Forman Corp., Class B	47,388	2,631
Coca-Cola Co. (The)	683,673	30,253
Constellation Brands, Inc., Class A	26,962	3,865
Molson Coors Beverage Co., Class B	28,390	1,107
Monster Beverage Corp. (a)	60,253	3,390
PepsiCo., Inc.	234,631	28,179

		69,434

Biotechnology — 6.6%
Alexion Pharmaceuticals, Inc. (a)	37,917	3,404
Alnylam Pharmaceuticals, Inc. (a)	19,102	2,079
Amgen, Inc.	114,295	23,171
Biogen, Inc. (a)	30,902	9,777
BioMarin Pharmaceutical, Inc. (a)	30,765	2,600
Bio-Rad Laboratories, Inc., Class A (a)	63	22
Corteva, Inc.	2,118	50
Exact Sciences Corp. (a)	25,164	1,459
Gilead Sciences, Inc.	245,262	18,336
Illumina, Inc. (a)	407	111
Incyte Corp. (a)	31,367	2,297
Ionis Pharmaceuticals, Inc. (a)	22,939	1,084
Regeneron Pharmaceuticals, Inc. (a)	13,870	6,773
Seattle Genetics, Inc. (a)	20,547	2,371
Vertex Pharmaceuticals, Inc. (a)	44,043	10,480

		84,014

Commercial Services — 0.5%
ABM Industries, Inc.	354	9
AMERCO	42	12
Automatic Data Processing, Inc.	7,848	1,073
Booz Allen Hamilton Holding Corp., Class A	1,710	117
Cintas Corp.	958	166
CoStar Group, Inc. (a)	103	60
Equifax, Inc.	365	44
FleetCor Technologies, Inc. (a)	242	45
Gartner, Inc. (a)	255	25
Global Payments, Inc.	839	121
IHS Markit Ltd., (United Kingdom)	1,046	63
Insperity, Inc.	47	2
ManpowerGroup, Inc.	1,393	74
MarketAxess Holdings, Inc.	1,672	556
Moody’s Corp.	6,515	1,378
Nielsen Holdings plc	1,223	15
PayPal Holdings, Inc. (a)	3,075	294
Robert Half International, Inc.	2,195	83
Rollins, Inc.	1,138	41
S&P Global, Inc.	9,418	2,308
Sabre Corp.	868	5
Service Corp. International	1,509	59

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Commercial Services — continued
Square, Inc., Class A (a)	969	51
TransUnion	523	35
United Rentals, Inc. (a)	218	22
Verisk Analytics, Inc., Class A	439	61

		6,719

Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	15,624	1,037
Coty, Inc., Class A	1,202	6
Estee Lauder Cos., Inc. (The), Class A	2,116	337
Inter Parfums, Inc.	8	1
Procter & Gamble Co. (The)	50,430	5,547

		6,928

Food — 0.4%
Campbell Soup Co.	507	24
Conagra Brands, Inc.	1,368	40
Flowers Foods, Inc.	3,331	68
General Mills, Inc.	1,723	91
Hershey Co. (The)	2,278	302
Hormel Foods Corp.	4,463	208
Ingredion, Inc.	1,361	103
J&J Snack Foods Corp.	19	2
JM Smucker Co. (The)	2,623	291
Kellogg Co.	6,333	380
Kraft Heinz Co. (The)	1,866	46
Kroger Co. (The)	14,036	423
Lamb Weston Holdings, Inc.	412	24
Lancaster Colony Corp.	181	26
McCormick & Co., Inc.	1,587	224
Mondelez International, Inc., Class A	24,121	1,208
Sysco Corp.	11,754	536
Tyson Foods, Inc., Class A	6,381	369

		4,365

Healthcare — Products — 0.6%
Abbott Laboratories	26,396	2,083
ABIOMED, Inc. (a)	143	21
Align Technology, Inc. (a)	211	37
Baxter International, Inc.	4,820	391
Boston Scientific Corp. (a)	3,894	127
Cooper Cos., Inc. (The)	138	38
Danaher Corp.	3,611	500
DENTSPLY SIRONA, Inc.	1,443	56
Edwards Lifesciences Corp. (a)	575	109
Henry Schein, Inc. (a)	419	21
Hill-Rom Holdings, Inc.	282	28
Hologic, Inc. (a)	756	27
IDEXX Laboratories, Inc. (a)	244	59
Insulet Corp. (a)	171	28

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare — Products — continued
Intuitive Surgical, Inc. (a)	319	158
Medtronic plc, (Ireland)	24,221	2,184
ResMed, Inc.	1,262	186
STERIS plc	700	98
Stryker Corp.	3,510	584
Teleflex, Inc.	130	38
Thermo Fisher Scientific, Inc.	1,105	313
Varian Medical Systems, Inc. (a)	270	28
West Pharmaceutical Services, Inc.	351	53
Zimmer Biomet Holdings, Inc.	561	57

		7,224

Healthcare — Services — 0.3%
Anthem, Inc.	2,453	557
Centene Corp. (a)	1,617	96
Chemed Corp.	2	1
DaVita, Inc. (a)	329	25
Encompass Health Corp.	892	57
HCA Healthcare, Inc.	769	69
Humana, Inc.	880	277
IQVIA Holdings, Inc. (a)	471	51
Laboratory Corp. of America Holdings (a)	270	34
Quest Diagnostics, Inc.	2,058	165
UnitedHealth Group, Inc.	12,091	3,015
Universal Health Services, Inc., Class B	230	23

		4,370

Household Products/Wares — 0.1%
Avery Dennison Corp.	1,241	127
Church & Dwight Co., Inc.	2,699	173
Clorox Co. (The)	2,274	394
Kimberly-Clark Corp.	7,524	962
WD-40 Co.	24	5

		1,661

Pharmaceuticals — 16.7%
AbbVie, Inc.	253,230	19,294
Allergan plc	50,859	9,007
AmerisourceBergen Corp., Class A	2,588	229
Becton Dickinson and Co.	3,010	692
Bristol-Myers Squibb Co.	410,524	22,883
Cardinal Health, Inc.	7,870	377
Cigna Corp.	1,039	184
CVS Health Corp.	3,633	215
DexCom, Inc. (a)	257	69
Elanco Animal Health, Inc. (a)	1,199	27
Eli Lilly & Co.	142,271	19,736
Jazz Pharmaceuticals plc, (Ireland) (a)	160	16
Johnson & Johnson	457,090	59,938
McKesson Corp.	1,832	248

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals — continued
Merck & Co., Inc.	444,829	34,225
Mylan NV (a)	80,147	1,195
Neurocrine Biosciences, Inc. (a)	14,986	1,297
Perrigo Co. plc, (Ireland)	22,732	1,093
Pfizer, Inc.	1,025,360	33,468
Sarepta Therapeutics, Inc. (a)	12,769	1,249
Zoetis, Inc., Class A	75,544	8,891

		214,333

Total Consumer Non-cyclical		454,649

Energy — 0.8%
Oil & Gas — 0.8%
Apache Corp.	1,064	4
Cabot Oil & Gas Corp.	1,327	23
Chevron Corp.	81,030	5,871
Concho Resources, Inc.	609	26
ConocoPhillips	3,010	93
Continental Resources, Inc.	460	4
Devon Energy Corp.	1,282	9
Diamondback Energy, Inc.	386	10
EOG Resources, Inc.	1,658	60
Exxon Mobil Corp.	11,665	443
Hess Corp.	771	26
HollyFrontier Corp.	588	14
Marathon Oil Corp.	2,275	8
Marathon Petroleum Corp.	33,344	788
Noble Energy, Inc.	1,353	8
Occidental Petroleum Corp.	2,359	27
Phillips 66	20,641	1,107
Pioneer Natural Resources Co.	473	33
Valero Energy Corp.	21,037	954

		9,508

Oil & Gas Services — 0.0% (g)
Baker Hughes Co., Class A	2,256	24
Halliburton Co.	3,186	22
National Oilwell Varco, Inc.	1,092	11
Schlumberger Ltd.	4,098	55
TechnipFMC plc, (United Kingdom)	1,945	13

		125

Pipelines — 0.0% (g)
Cheniere Energy, Inc. (a)	711	24
Kinder Morgan, Inc.	5,633	78
ONEOK, Inc.	1,131	25
Targa Resources Corp.	659	4
Williams Cos., Inc. (The)	3,437	49

		180

Total Energy		9,813

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Financial — 8.3%
Banks — 3.9%
Associated Banc-Corp.	13,751	176
Atlantic Union Bankshares Corp.	6,424	141
BancFirst Corp.	2,856	95
BancorpSouth Bank	7,884	149
Bank of America Corp.	411,846	8,743
Bank of New York Mellon Corp. (The)	48,067	1,619
Bank OZK	7,894	132
Banner Corp.	476	16
BOK Financial Corp.	2,944	125
Cathay General Bancorp	7,176	165
CenterState Bank Corp.	8,100	140
Citigroup, Inc.	121,681	5,125
Citizens Financial Group, Inc.	40,930	770
Columbia Banking System, Inc.	1,179	32
Comerica, Inc.	17,487	513
Commerce Bancshares, Inc.	3,354	169
Community Bank System, Inc.	779	46
Cullen/Frost Bankers, Inc.	3,734	208
CVB Financial Corp.	7,054	141
East West Bancorp, Inc.	8,171	210
Fifth Third Bancorp	26,610	395
First Financial Bankshares, Inc.	5,481	147
First Horizon National Corp.	22,269	179
First Interstate BancSystem, Inc., Class A	4,948	143
First Merchants Corp.	4,624	122
First Midwest Bancorp, Inc.	1,563	21
First Republic Bank	8,116	668
Fulton Financial Corp.	13,855	159
Glacier Bancorp, Inc.	1,977	67
Goldman Sachs Group, Inc. (The)	15,929	2,462
Great Western Bancorp, Inc.	732	15
Home BancShares, Inc.	12,480	150
Hope Bancorp, Inc.	3,164	26
Huntington Bancshares, Inc.	97,944	804
Independent Bank Corp.	527	34
Independent Bank Group, Inc.	704	17
KeyCorp.	85,474	886
M&T Bank Corp.	4,508	466
Morgan Stanley	68,879	2,342
NBT Bancorp, Inc.	656	21
Northern Trust Corp.	12,728	960
PNC Financial Services Group, Inc. (The)	24,830	2,377
Popular, Inc., (Puerto Rico)	5,293	185
Prosperity Bancshares, Inc.	4,357	210
Regions Financial Corp.	84,407	757
ServisFirst Bancshares, Inc.	4,542	133

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Signature Bank	2,845	229
Simmons First National Corp., Class A	5,877	108
South State Corp.	2,378	140
State Street Corp.	22,939	1,222
SVB Financial Group (a)	2,084	315
Synovus Financial Corp.	10,748	189
TCF Financial Corp.	9,000	204
Towne Bank	7,516	136
Truist Financial Corp.	89,797	2,769
UMB Financial Corp.	3,037	141
United Community Banks, Inc.	303	6
US Bancorp	89,494	3,083
Webster Financial Corp.	6,975	160
Wells Fargo & Co.	274,236	7,871
WesBanco, Inc.	6,631	157
Westamerica Bancorporation	452	27
Wintrust Financial Corp.	1,022	34
Zions Bancorp NA	17,635	472

		49,724

Diversified Financial Services — 1.7%
Air Lease Corp., Class A	662	15
Alliance Data Systems Corp.	124	4
Ally Financial, Inc.	15,137	218
American Express Co.	29,234	2,503
Ameriprise Financial, Inc.	7,861	806
BlackRock, Inc., Class A	5,592	2,460
Capital One Financial Corp.	13,842	698
Cboe Global Markets, Inc.	3,066	274
Charles Schwab Corp. (The)	35,261	1,185
CME Group, Inc., Class A	14,417	2,493
Cohen & Steers, Inc.	399	18
Discover Financial Services	19,572	698
E*TRADE Financial Corp.	8,671	298
Eaton Vance Corp.	9,167	296
Evercore, Inc., Class A	684	31
Franklin Resources, Inc.	26,522	443
Intercontinental Exchange, Inc.	22,105	1,785
Invesco Ltd.	20,765	188
Jefferies Financial Group, Inc.	13,467	184
Legg Mason, Inc.	2,525	123
Mastercard, Inc., Class A	6,264	1,513
Nasdaq, Inc.	6,069	576
Raymond James Financial, Inc.	7,167	453
SEI Investments Co.	6,633	307
Synchrony Financial	19,988	322
T Rowe Price Group, Inc.	12,719	1,242
TD Ameritrade Holding Corp.	16,929	587
Visa, Inc., Class A	12,962	2,088
Western Union Co. (The)	9,968	181

		21,989

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — 2.4%
Aflac, Inc.	40,573	1,389
Alleghany Corp.	420	232
Allstate Corp. (The)	15,996	1,467
American Financial Group, Inc.	4,999	350
American International Group, Inc.	26,820	650
Aon plc, (United Kingdom)	9,128	1,506
Arch Capital Group Ltd., (Bermuda) (a)	13,956	397
Argo Group International Holdings Ltd., (Bermuda)	131	5
Arthur J Gallagher & Co.	7,503	612
Assurant, Inc.	4,591	478
Assured Guaranty Ltd., (Bermuda)	641	17
Athene Holding Ltd., (Bermuda), Class A (a)	7,842	195
Axis Capital Holdings Ltd., (Bermuda)	1,481	57
Berkshire Hathaway, Inc., Class B (a)	37,152	6,793
Brown & Brown, Inc.	7,375	267
Chubb Ltd., (Switzerland)	20,378	2,276
Cincinnati Financial Corp.	8,214	620
CNO Financial Group, Inc.	4,091	51
Equitable Holdings, Inc.	18,074	261
Erie Indemnity Co., Class A	1,569	233
Everest Re Group Ltd., (Bermuda)	1,886	363
Fidelity National Financial, Inc.	18,974	472
First American Financial Corp.	1,866	79
Globe Life, Inc.	6,166	444
Hanover Insurance Group, Inc. (The)	475	43
Hartford Financial Services Group, Inc. (The)	16,570	584
Horace Mann Educators Corp.	170	6
Lincoln National Corp.	16,696	439
Loews Corp.	10,088	351
Markel Corp. (a)	396	367
Marsh & McLennan Cos., Inc.	22,083	1,909
MetLife, Inc.	53,351	1,631
Old Republic International Corp.	9,302	142
Primerica, Inc.	286	25
Principal Financial Group, Inc.	24,022	753
Progressive Corp. (The)	17,668	1,305
Prudential Financial, Inc.	12,727	664
Reinsurance Group of America, Inc., Class A	4,168	351
RenaissanceRe Holdings Ltd., (Bermuda)	1,374	205
RLI Corp.	192	17
Selective Insurance Group, Inc.	352	17
Travelers Cos., Inc. (The)	13,965	1,387
Unum Group	14,577	219

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
Voya Financial, Inc.	6,041	245
Willis Towers Watson plc, (United Kingdom)	4,213	716
WR Berkley Corp.	6,880	359

		30,949

Private Equity — 0.1%
Blackstone Group, Inc. (The), Class A	20,636	941
KKR & Co., Inc., Class A	16,841	395

		1,336

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	882	33
Jones Lang LaSalle, Inc.	153	16
McGrath RentCorp.	65	3

		52

REITS — 0.2%
AGNC Investment Corp.	14,939	158
Alexandria Real Estate Equities, Inc.	314	43
American Tower Corp.	1,221	266
Annaly Capital Management, Inc.	39,804	202
AvalonBay Communities, Inc.	382	56
Boston Properties, Inc.	456	42
Camden Property Trust	274	22
Crown Castle International Corp.	1,147	166
Digital Realty Trust, Inc.	723	100
Duke Realty Corp.	1,023	33
Equinix, Inc.	240	150
Equity LifeStyle Properties, Inc.	489	28
Equity Residential	1,013	62
Essex Property Trust, Inc.	193	42
Extra Space Storage, Inc.	369	35
Federal Realty Investment Trust	212	16
Healthpeak Properties, Inc.	1,373	33
Host Hotels & Resorts, Inc.	2,065	23
Invitation Homes, Inc.	1,507	32
Iron Mountain, Inc.	812	19
Kimco Realty Corp.	1,194	12
Medical Properties Trust, Inc.	1,443	25
Mid-America Apartment Communities, Inc.	321	33
National Retail Properties, Inc.	463	15
Omega Healthcare Investors, Inc.	618	16
Prologis, Inc.	2,054	165
Public Storage	436	87
Realty Income Corp.	900	45
Regency Centers Corp.	474	18
SBA Communications Corp., Class A	309	83
Simon Property Group, Inc.	891	49
SL Green Realty Corp.	205	9
Sun Communities, Inc.	257	32

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
UDR, Inc.	834	30
Ventas, Inc.	1,141	31
VEREIT, Inc.	2,986	15
VICI Properties, Inc.	1,304	22
Vornado Realty Trust	486	18
Welltower, Inc.	1,099	50
Weyerhaeuser Co.	2,226	38
WP Carey, Inc.	486	28

		2,349

Savings & Loans — 0.0% (g)
Investors Bancorp, Inc.	18,726	150
People’s United Financial, Inc.	22,058	244
Provident Financial Services, Inc.	4,898	63
Washington Federal, Inc.	5,899	153
WSFS Financial Corp.	1,093	27

		637

Total Financial		107,036

Industrial — 7.1%
Aerospace/Defense — 0.6%
Arconic, Inc.	1,121	18
Barnes Group, Inc.	10	—	(h)
Boeing Co. (The)	16,191	2,415
General Dynamics Corp.	4,705	622
HEICO Corp.	122	9
HEICO Corp., Class A	257	16
Hexcel Corp.	272	10
L3Harris Technologies, Inc.	2,757	497
Lockheed Martin Corp.	5,118	1,735
Northrop Grumman Corp.	2,061	624
Raytheon Co.	4,993	655
Spirit AeroSystems Holdings, Inc., Class A	258	6
Teledyne Technologies, Inc. (a)	106	31
TransDigm Group, Inc.	133	43
United Technologies Corp.	17,024	1,606

		8,287

Building Materials — 0.0% (g)
Fortune Brands Home & Security, Inc.	1,691	73
Johnson Controls International plc	2,270	61
Lennox International, Inc.	349	63
Martin Marietta Materials, Inc.	177	34
Masco Corp.	3,012	104
MDU Resources Group, Inc.	3,479	75
Owens Corning	1,594	62
Simpson Manufacturing Co., Inc.	71	4
Universal Forest Products, Inc.	239	9
Vulcan Materials Co.	1,146	124

		609

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electrical Components & Equipments — 0.1%
Acuity Brands, Inc.	113	10
AMETEK, Inc.	637	46
Emerson Electric Co.	17,685	843
Energizer Holdings, Inc.	562	17
Littelfuse, Inc.	71	9

		925

Electronics — 0.3%
Agilent Technologies, Inc.	859	61
Allegion plc, (Ireland)	611	56
Amphenol Corp., Class A	2,876	210
Arrow Electronics, Inc. (a)	264	14
Brady Corp., Class A	179	8
Flex Ltd. (a)	1,456	12
FLIR Systems, Inc.	1,620	52
Fortive Corp.	854	47
Garmin Ltd., (Switzerland)	377	28
Gentex Corp.	3,337	74
Honeywell International, Inc.	13,160	1,761
Hubbell, Inc., Class B	919	105
Keysight Technologies, Inc. (a)	521	44
Mettler-Toledo International, Inc. (a)	71	49
nVent Electric plc, (United Kingdom)	2,489	42
PerkinElmer, Inc.	314	24
Roper Technologies, Inc.	650	203
Sensata Technologies Holding plc (a)	456	13
SYNNEX Corp.	192	14
TE Connectivity Ltd., (Switzerland)	6,007	378
Trimble, Inc. (a)	712	23
Waters Corp. (a)	190	35
Watts Water Technologies, Inc., Class A	17	1
Woodward, Inc.	223	13

		3,267

Engineering & Construction — 0.0% (g)
Jacobs Engineering Group, Inc.	420	33

Environmental Control — 0.1%
Pentair plc, (United Kingdom)	2,411	72
Republic Services, Inc., Class A	3,428	257
Tetra Tech, Inc.	55	4
Waste Connections, Inc.	730	57
Waste Management, Inc.	5,838	540

		930

Hand/Machine Tools — 0.0% (g)
Franklin Electric Co., Inc.	15	1
Lincoln Electric Holdings, Inc.	762	52
MSA Safety, Inc.	204	21

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Hand/Machine Tools — continued
Regal Beloit Corp.	181	11
Snap-on, Inc.	1,182	129
Stanley Black & Decker, Inc.	2,510	251

		465

Machinery — Construction & Mining — 0.2%
BWX Technologies, Inc.	469	23
Caterpillar, Inc.	16,519	1,917
Oshkosh Corp.	536	34
Terex Corp.	46	1

		1,975

Machinery — Diversified — 0.1%
AGCO Corp.	99	5
Applied Industrial Technologies, Inc.	293	13
Cognex Corp.	831	35
Deere & Co.	822	114
Dover Corp.	2,141	180
Flowserve Corp.	416	10
Graco, Inc.	1,184	58
IDEX Corp.	848	117
Ingersoll Rand, Inc. (a)	949	23
Middleby Corp. (The) (a)	158	9
Nordson Corp.	292	39
Rockwell Automation, Inc.	2,109	318
Westinghouse Air Brake Technologies Corp.	543	26
Xylem, Inc.	1,820	119

		1,066

Metal Fabricate/Hardware — 0.0% (g)
Timken Co. (The)	1,007	33
Worthington Industries, Inc.	116	3

		36

Miscellaneous Manufacturers — 0.4%
3M Co.	16,262	2,220
AO Smith Corp.	2,250	85
AptarGroup, Inc.	476	47
Carlisle Cos., Inc.	383	48
Donaldson Co., Inc.	1,047	41
Eaton Corp. plc	11,187	869
General Electric Co.	24,457	194
Hillenbrand, Inc.	1,412	27
Illinois Tool Works, Inc.	6,115	869
ITT, Inc.	476	22
Parker-Hannifin Corp.	365	47
Textron, Inc.	651	17
Trane Technologies plc, (Ireland)	3,882	321
Trinity Industries, Inc.	2,150	35

		4,842

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Packaging & Containers — 0.0% (g)
Amcor plc, (United Kingdom)	4,559	37
Ball Corp.	881	57
Crown Holdings, Inc. (a)	430	25
Packaging Corp. of America	2,447	212
Sealed Air Corp.	437	11
Silgan Holdings, Inc.	65	2
Sonoco Products Co.	1,967	91
Westrock Co.	728	21

		456

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	584	106

Transportation — 5.3%
CH Robinson Worldwide, Inc.	75,520	4,999
CSX Corp.	11,243	644
Expeditors International of Washington, Inc.	93,305	6,225
FedEx Corp.	133,523	16,191
JB Hunt Transport Services, Inc.	800	74
Kansas City Southern	284	36
Knight-Swift Transportation Holdings, Inc., Class A	362	12
Matson, Inc.	435	13
Norfolk Southern Corp.	720	105
Old Dominion Freight Line, Inc.	271	36
Union Pacific Corp.	14,546	2,052
United Parcel Service, Inc., Class B	399,165	37,290
Werner Enterprises, Inc.	742	27
XPO Logistics, Inc. (a)	292	14

		67,718

Trucking & Leasing — 0.0% (g)
GATX Corp.	462	29

Total Industrial		90,744

Technology — 22.2%
Computers — 3.5%
Accenture plc, (Ireland), Class A	10,045	1,640
Apple, Inc.	151,997	38,651
Cognizant Technology Solutions Corp., Class A	1,551	72
Dell Technologies, Inc., Class C (a)	517	20
DXC Technology Co.	831	11
EPAM Systems, Inc. (a)	161	30
Fortinet, Inc. (a)	13,922	1,409
Hewlett Packard Enterprise Co.	39,359	382
HP, Inc.	45,172	784
International Business Machines Corp.	2,442	271
Leidos Holdings, Inc.	388	36
NetApp, Inc.	13,721	572
Seagate Technology plc	7,068	345
Western Digital Corp.	9,037	376

		44,599

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Office/Business Equipment — 0.0% (g)
Xerox Holdings Corp.	8,911	169
Zebra Technologies Corp., Class A (a)	159	29

		198

Semiconductors — 1.2%
Advanced Micro Devices, Inc. (a)	2,957	135
Analog Devices, Inc.	7,077	634
Applied Materials, Inc.	2,605	119
Broadcom, Inc.	14,406	3,416
Intel Corp.	84,976	4,599
IPG Photonics Corp. (a)	141	16
KLA Corp.	2,681	385
Lam Research Corp.	2,224	534
Marvell Technology Group Ltd.	1,801	41
Maxim Integrated Products, Inc.	763	37
Microchip Technology, Inc.	3,650	248
Micron Technology, Inc. (a)	3,087	130
MKS Instruments, Inc.	123	10
NVIDIA Corp.	3,023	797
ON Semiconductor Corp. (a)	1,161	14
Power Integrations, Inc.	12	1
Qorvo, Inc. (a)	348	28
QUALCOMM, Inc.	27,395	1,853
Skyworks Solutions, Inc.	2,610	233
Teradyne, Inc.	481	26
Texas Instruments, Inc.	22,936	2,292
Xilinx, Inc.	3,864	301

		15,849

Software — 17.5%
Activision Blizzard, Inc. (a)	292,454	17,395
Adobe, Inc. (a)	47,413	15,089
Akamai Technologies, Inc. (a)	458	42
ANSYS, Inc. (a)	8,382	1,949
Autodesk, Inc. (a)	21,552	3,364
Black Knight, Inc. (a)	423	25
Broadridge Financial Solutions, Inc.	1,861	176
Cadence Design Systems, Inc. (a)	27,481	1,815
CDK Global, Inc.	384	13
Cerner Corp.	901	57
Citrix Systems, Inc.	11,307	1,601
DocuSign, Inc., Class A (a)	311	29
Dropbox, Inc., Class A (a)	1,027	19
Electronic Arts, Inc. (a)	109,860	11,005
Fidelity National Information Services, Inc.	5,740	698
Fiserv, Inc. (a)	1,593	151

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Guidewire Software, Inc. (a)	232	18
Intuit, Inc.	26,835	6,172
j2 Global, Inc.	504	38
Jack Henry & Associates, Inc.	669	104
Microsoft Corp.	790,618	124,688
MongoDB, Inc., Class A (a)	152	21
MSCI, Inc., Class A	3,586	1,036
Oracle Corp.	243,173	11,753
Paychex, Inc.	892	56
Paycom Software, Inc. (a)	4,814	972
PTC, Inc. (a)	310	19
RingCentral, Inc., Class A (a)	221	47
salesforce.com, Inc. (a)	86,729	12,487
ServiceNow, Inc. (a)	18,474	5,294
Splunk, Inc. (a)	425	54
SS&C Technologies Holdings, Inc.	670	29
Synopsys, Inc. (a)	14,733	1,897
Take-Two Interactive Software, Inc. (a)	42,593	5,052
Twilio, Inc., Class A (a)	332	30
Tyler Technologies, Inc. (a)	109	32
Veeva Systems, Inc., Class A (a)	358	56
VMware, Inc., Class A (a)	260	31
Workday, Inc., Class A (a)	449	58

		223,372

Total Technology		284,018

Utilities — 1.0%
Electric — 0.9%
AES Corp.	17,928	244
ALLETE, Inc.	878	53
Alliant Energy Corp.	4,908	237
Ameren Corp.	4,333	316
American Electric Power Co., Inc.	12,049	964
Black Hills Corp.	996	64
CenterPoint Energy, Inc.	1,523	23
CMS Energy Corp.	5,201	306
Consolidated Edison, Inc.	8,162	637
Dominion Energy, Inc.	2,269	164
DTE Energy Co.	5,173	491
Duke Energy Corp.	2,020	163
Edison International	10,448	572
El Paso Electric Co.	413	28
Entergy Corp.	5,690	535
Evergy, Inc.	5,089	280
Eversource Energy	5,774	452
Exelon Corp.	2,682	99
FirstEnergy Corp.	1,493	60
IDACORP, Inc.	781	69

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Electric — continued
MGE Energy, Inc.	187		12
NextEra Energy, Inc.	8,859		2,132
NorthWestern Corp.	705		42
NRG Energy, Inc.	716		19
OGE Energy Corp.	5,836		179
Ormat Technologies, Inc.	15		1
Otter Tail Corp.	451		20
Pinnacle West Capital Corp.	2,631		199
PNM Resources, Inc.	1,057		40
Portland General Electric Co.	1,375		66
PPL Corp.	2,030		50
Public Service Enterprise Group, Inc.	13,543		608
Sempra Energy	6,616		748
Southern Co. (The)	2,891		156
Vistra Energy Corp.	1,043		17
WEC Energy Group, Inc.	6,190		545
Xcel Energy, Inc.	10,877		656

			11,247

Gas — 0.1%
Atmos Energy Corp.	1,919		191
National Fuel Gas Co.	1,988		74
New Jersey Resources Corp.	1,726		59
NiSource, Inc.	7,855		196
ONE Gas, Inc.	752		63
South Jersey Industries, Inc.	2,335		58
Southwest Gas Holdings, Inc.	1,054		73
Spire, Inc.	838		63
UGI Corp.	5,150		137

			914

Water — 0.0% (g)
American States Water Co.	220		18
American Water Works Co., Inc.	2,178		260
California Water Service Group	369		19
Essential Utilities, Inc.	3,502		142

			439

Total Utilities			12,600

Total Common Stocks (Cost $1,362,018)			1,272,495

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — 1.8%
Time Deposits — 1.8%
Australia & New Zealand Banking Group Ltd., 0.15%, 04/01/2020	11,234		11,234
Barclays SA, 0.15%, 04/01/2020	3,934		3,934
Brown Brothers Harriman, 0.15%, 04/01/2020	—	(h)	—	(h)
Citibank NA, 0.15%, 04/01/2020	7,292		7,292

Total Short-Term Investments (Cost $22,460)			22,460

Total Investments — 101.2% (Cost $1,384,478)*			1,294,955
Liabilities in Excess of Other Assets — (1.2)%			(14,845)

NET ASSETS — 100.0%			$1,280,110

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

Futures contracts outstanding as of March 31, 2020:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-mini Russell 2000 Index	2	06/2020	USD	112	3
Micro E-mini NASDAQ 100 Index	3	06/2020	USD	46	—	(h)
Micro E-mini S&P 500 Index	148	06/2020	USD	1,903	(1)
NASDAQ 100 E-mini Index	6	06/2020	USD	915	20
S&P 500 E-mini Index	14	06/2020	USD	1,686	113

Total unrealized appreciation (depreciation)					135

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Summary of Investments by Industry, March 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	20.3%
Software	17.3%
Pharmaceuticals	16.6%
Biotechnology	6.5%
Beverages	5.4%
Transportation	5.2%
Agriculture	4.3%
Banks	3.8%
Computers	3.4%
Insurance	2.4%
Diversified Financial Services	1.7%
Retail	1.4%
Semiconductors	1.2%
Telecommunications	1.0%
Others (Each less than 1.0%)	7.8%
Short-Term Investments	1.7%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 96.9%
Australia — 0.0% (g)
BHP Group plc	14,490	225

Austria — 0.5%
ANDRITZ AG (a)	14,285	448
Erste Group Bank AG	31,637	579
OMV AG	48,350	1,323
Raiffeisen Bank International AG	32,647	470
Verbund AG	22,390	807
voestalpine AG	12,618	255

		3,882

Belgium — 1.9%
Ageas	52,960	2,207
Anheuser-Busch InBev SA	114,646	5,064
Colruyt SA	6,723	364
Galapagos NV (a)	5,340	1,049
Groupe Bruxelles Lambert SA	567	45
KBC Group NV	26,293	1,193
Proximus SADP	18,342	421
Solvay SA	8,757	631
Telenet Group Holding NV	5,588	168
UCB SA	9,541	816
Umicore SA	55,591	1,917

		13,875

Canada — 3.5%
Agnico Eagle Mines Ltd.	5,758	230
Air Canada, Class B (a)	3,033	34
Algonquin Power & Utilities Corp.	12,416	167
Alimentation Couche-Tard, Inc., Class B	20,915	493
AltaGas Ltd.	6,695	61
Atco Ltd., Class I	1,794	50
Aurora Cannabis, Inc. (a)	25,193	23
Bank of Montreal	15,374	776
Bank of Nova Scotia (The)	29,313	1,197
Barrick Gold Corp.	42,768	786
BCE, Inc.	3,702	152
BlackBerry Ltd. (a)	12,340	51
Bombardier, Inc., Class B (a)	53,244	17
Brookfield Asset Management, Inc., Class A	21,411	949

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Canada — continued
CAE, Inc.	6,427	81
Cameco Corp.	9,705	74
Canadian Apartment Properties REIT	2,026	61
Canadian Imperial Bank of Commerce	10,715	624
Canadian National Railway Co.	17,208	1,345
Canadian Natural Resources Ltd.	28,462	389
Canadian Pacific Railway Ltd.	3,300	728
Canadian Tire Corp. Ltd., Class A	1,371	83
Canadian Utilities Ltd., Class A	3,181	76
Canopy Growth Corp. (a)	5,162	75
CCL Industries, Inc., Class B	3,551	108
Cenovus Energy, Inc.	24,503	49
CGI, Inc. (a)	5,769	312
CI Financial Corp.	5,246	52
Constellation Software, Inc.	484	440
Cronos Group, Inc. (a)	4,877	28
Dollarama, Inc.	7,240	201
Emera, Inc.	5,824	230
Empire Co. Ltd., Class A	4,179	82
Enbridge, Inc.	48,689	1,418
Fairfax Financial Holdings Ltd.	645	198
First Capital Real Estate Investment Trust	2,642	26
First Quantum Minerals Ltd.	16,293	83
Fortis, Inc.	10,558	407
Franco-Nevada Corp.	4,537	453
George Weston Ltd.	1,862	133
Gildan Activewear, Inc., Class A	4,824	61
Great-West Lifeco, Inc.	6,754	117
H&R Real Estate Investment Trust	3,361	21
Husky Energy, Inc.	7,928	20
Hydro One Ltd. (e)	7,904	142
iA Financial Corp., Inc.	2,517	79
IGM Financial, Inc.	1,991	33
Imperial Oil Ltd.	6,355	72
Intact Financial Corp.	3,348	289
Inter Pipeline Ltd.	10,256	61
Keyera Corp.	5,076	47
Kinross Gold Corp. (a)	30,264	121
Kirkland Lake Gold Ltd.	6,497	191
Loblaw Cos. Ltd.	4,334	223
Lundin Mining Corp.	16,036	60
Magna International, Inc.	6,991	223
Manulife Financial Corp.	46,884	589
Methanex Corp.	1,460	18
Metro, Inc.	6,140	248
National Bank of Canada	8,039	311
Nutrien Ltd.	13,782	471

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Canada — continued
Onex Corp.	2,016	74
Open Text Corp.	6,554	229
Parkland Fuel Corp.	3,504	62
Pembina Pipeline Corp.	13,166	247
Power Corp. of Canada	13,671	220
PrairieSky Royalty Ltd.	5,056	27
Quebecor, Inc., Class B	4,286	95
Restaurant Brands International, Inc.	6,813	275
RioCan Real Estate Investment Trust	3,825	44
Rogers Communications, Inc., Class B	8,661	361
Royal Bank of Canada	34,500	2,137
Saputo, Inc.	5,931	143
Shaw Communications, Inc., Class B	11,316	184
Shopify, Inc., Class A (a)	2,494	1,045
SmartCentres Real Estate Investment Trust	1,748	23
Stars Group, Inc. (The) (a)	5,434	111
Sun Life Financial, Inc.	14,137	455
Suncor Energy, Inc.	36,977	590
TC Energy Corp.	22,469	999
Teck Resources Ltd., Class B	11,820	90
TELUS Corp.	9,502	150
Thomson Reuters Corp.	4,811	328
Toronto-Dominion Bank (The)	43,579	1,853
West Fraser Timber Co. Ltd.	1,278	24
Wheaton Precious Metals Corp.	10,758	296
WSP Global, Inc.	2,568	146

		26,347

Chile — 0.1%
Antofagasta plc	46,556	445

Denmark — 3.8%
AP Moller—Maersk A/S, Class A	20	16
AP Moller—Maersk A/S, Class B	50	44
Carlsberg A/S, Class B	16,100	1,812
Chr Hansen Holding A/S	29,895	2,206
Coloplast A/S, Class B	818	119
Danske Bank A/S	67,543	752
Demant A/S (a)	13,106	285
DSV PANALPINA A/S	25,061	2,279
Genmab A/S (a)	7,693	1,545
H Lundbeck A/S	13,224	388
ISS A/S	18,913	259
Novo Nordisk A/S, Class B	133,494	7,972
Novozymes A/S, Class B	60,545	2,716
Orsted A/S (e)	37,906	3,711
Pandora A/S	11,831	380
Tryg A/S	36,573	890
Vestas Wind Systems A/S	36,890	3,002

		28,376

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Finland — 1.8%
Elisa OYJ	17,217	1,062
Fortum OYJ	91,276	1,328
Kone OYJ, Class B	28,462	1,594
Metso OYJ	20,484	483
Neste OYJ	2,910	97
Nokia OYJ	38,707	119
Nokian Renkaat OYJ	14,747	352
Nordea Bank Abp	337,864	1,900
Orion OYJ, Class B	19,678	801
Sampo OYJ, Class A	82,469	2,379
Stora Enso OYJ, Class R	68,694	687
UPM-Kymmene OYJ	63,329	1,727
Wartsila OYJ Abp	87,244	637

		13,166

France — 14.6%
Accor SA	20,918	562
Aeroports de Paris	3,549	343
Air Liquide SA	3,234	413
Airbus SE	48,861	3,151
Alstom SA	37,032	1,529
Amundi SA (e)	7,109	411
Arkema SA	8,137	556
Atos SE	11,695	779
AXA SA	359,303	6,084
BioMerieux	4,937	559
BNP Paribas SA	117,087	3,418
Bollore SA	5,782	16
Bouygues SA	18,711	543
Bureau Veritas SA	35,088	661
Capgemini SE	18,828	1,573
Carrefour SA	4,198	67
Casino Guichard Perrachon SA	6,338	243
Cie de Saint-Gobain	41,144	987
Cie Generale des Etablissements Michelin SCA	1,177	103
CNP Assurances	31,849	308
Covivio	6,050	340
Credit Agricole SA	120,259	851
Danone SA	92,916	5,946
Dassault Aviation SA	529	434
Dassault Systemes SE	902	132
Edenred	28,781	1,194
Eiffage SA	15,523	1,102
Electricite de France SA	119,047	931
Engie SA	361,285	3,700

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
EssilorLuxottica SA	1,944	206
Eurazeo SE	4,681	210
Eutelsat Communications SA	21,310	222
Faurecia SE	8,706	255
Gecina SA	5,532	728
Getlink SE	52,570	636
Hermes International	216	147
ICADE	3,665	288
Iliad SA	1,726	233
Ingenico Group SA	7,153	748
Ipsen SA	7,070	362
JCDecaux SA	10,047	179
Kering SA	520	271
Klepierre SA	23,824	454
Legrand SA	52,028	3,318
L’Oreal SA	22,718	5,880
LVMH Moet Hennessy Louis Vuitton SE	1,906	699
Natixis SA	6,408	20
Orange SA	13,692	166
Pernod Ricard SA	31,952	4,535
Peugeot SA	69,292	902
Publicis Groupe SA	25,772	737
Remy Cointreau SA	6,003	654
Renault SA	1,275	24
Safran SA	27,415	2,429
Sanofi	85,078	7,366
Sartorius Stedim Biotech	3,258	650
Schneider Electric SE	46,269	3,911
SCOR SE	47,152	1,037
SEB SA	2,665	330
Societe Generale SA	84,273	1,381
Sodexo SA	10,574	710
Suez	111,618	1,134
Teleperformance	6,932	1,436
Thales SA	8,963	742
TOTAL SA	505,142	19,033
Ubisoft Entertainment SA (a)	10,692	782
Unibail—Rodamco-Westfield	963	55
Valeo SA	28,107	457
Veolia Environnement SA	169,561	3,581
Vinci SA	43,071	3,519
Vivendi SA	5,685	120
Wendel SA	3,315	263
Worldline SA (a) (e)	15,166	895

		108,641

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — 8.7%
adidas AG	1,236	274
Allianz SE (Registered)	77,545	13,206
BASF SE	6,342	296
Bayer AG (Registered)	74,123	4,247
Bayerische Motoren Werke AG	2,346	120
Beiersdorf AG	9,114	918
Brenntag AG	30,251	1,099
Carl Zeiss Meditec AG	4,792	456
Commerzbank AG	216,309	770
Continental AG	765	54
Covestro AG (e)	49,152	1,492
Daimler AG (Registered)	6,244	186
Delivery Hero SE (a) (e)	13,412	986
Deutsche Bank AG (Registered)	13,473	86
Deutsche Boerse AG	1,298	178
Deutsche Lufthansa AG (Registered)	28,743	269
Deutsche Post AG (Registered)	6,795	182
Deutsche Telekom AG (Registered)	22,828	295
Deutsche Wohnen SE	42,873	1,625
E.ON SE	442,554	4,540
Evonik Industries AG	35,747	746
Fraport AG Frankfurt Airport Services Worldwide	5,084	205
Fresenius Medical Care AG & Co. KGaA	1,471	96
Fresenius SE & Co. KGaA	2,869	107
GEA Group AG	29,675	613
Hannover Rueck SE	17,976	2,538
HeidelbergCement AG	1,055	45
Henkel AG & Co. KGaA	9,362	688
HOCHTIEF AG	4,925	323
Infineon Technologies AG	8,577	124
KION Group AG	12,579	541
Knorr-Bremse AG	4,086	359
LANXESS AG	9,690	386
Merck KGaA	9,755	985
METRO AG	22,099	188
MTU Aero Engines AG	10,300	1,489
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	26,825	5,394
Puma SE	9,808	576
RWE AG	180,552	4,722
SAP SE	6,743	753
Siemens AG (Registered)	64,040	5,362
Siemens Healthineers AG (e)	1,003	39
Symrise AG, Class A	36,381	3,366
Telefonica Deutschland Holding AG	106,718	262
thyssenkrupp AG (a)	47,167	248
TUI AG	51,364	225
Uniper SE	66,607	1,636
United Internet AG (Registered)	12,163	354

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Volkswagen AG	237	31
Vonovia SE	3,555	177
Wacker Chemie AG	2,563	128
Wirecard AG	806	91
Zalando SE (a) (e)	16,418	619

		64,695

Ireland — 1.4%
AerCap Holdings NV (a)	23,536	536
AIB Group plc (a)	176,606	196
Bank of Ireland Group plc	206,437	385
CRH plc	5,363	145
DCC plc	19,549	1,221
Experian plc	6,243	173
Flutter Entertainment plc	9,211	829
Kerry Group plc, Class A	41,667	4,834
Kingspan Group plc	29,780	1,606
Smurfit Kappa Group plc	26,416	748

		10,673

Isle of Man — 0.1%
GVC Holdings plc	68,805	477

Italy — 4.9%
Assicurazioni Generali SpA	204,546	2,771
Atlantia SpA	3,340	41
Bio On Spa (a) (bb) (cc)	1,081	—	(h)
Davide Campari-Milano SpA	157,539	1,130
Enel SpA	1,594,442	10,998
Eni SpA	536,124	5,328
Ferrari NV	834	128
FinecoBank Banca Fineco SpA	104,987	945
Intesa Sanpaolo SpA	1,574,958	2,548
Leonardo SpA	35,297	233
Mediobanca Banca di Credito Finanziario SpA	147,963	807
Moncler SpA	22,367	813
Pirelli & C SpA (e)	53,936	194
Poste Italiane SpA (e)	159,421	1,342
Prysmian SpA	48,453	769
Recordati SpA	20,799	876
Snam SpA	444,798	2,033
Telecom Italia SpA (a)	1,117,980	453
Telecom Italia SpA	707,223	276
Terna Rete Elettrica Nazionale SpA	468,940	2,948
UniCredit SpA	211,285	1,635

		36,268

Luxembourg — 0.3%
ArcelorMittal SA	4,616	44
Aroundtown SA	147,215	737

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Luxembourg — continued
Eurofins Scientific SE	1,354	661
Millicom International Cellular SA, SDR	11,496	319
SES SA, Class A	43,068	253
Tenaris SA	3,228	19

		2,033

Netherlands — 7.2%
ABN AMRO Bank NV, CVA, GDR (e)	43,974	357
Adyen NV (a) (e)	73	62
Aegon NV	332,491	830
Akzo Nobel NV	34,520	2,270
Altice Europe NV (a)	72,850	281
ASML Holding NV	2,915	768
Corbion NV	9,703	293
EXOR NV	13,512	696
Heineken Holding NV	17,370	1,354
Heineken NV	39,002	3,310
ING Groep NV	405,605	2,078
Just Eat Takeaway (a) (e)	13,640	1,032
Koninklijke Ahold Delhaize NV	7,544	176
Koninklijke DSM NV	30,960	3,483
Koninklijke KPN NV	429,173	1,026
Koninklijke Philips NV	6,224	256
Koninklijke Vopak NV	9,453	496
NN Group NV	91,937	2,499
NXP Semiconductors NV	1,916	159
Prosus NV (a)	3,344	233
QIAGEN NV (a)	26,872	1,085
Randstad NV	14,272	504
Royal Dutch Shell plc, Class A	879,906	15,287
Royal Dutch Shell plc, Class B	785,809	13,181
Wolters Kluwer NV	32,523	2,302

		54,018

Norway — 1.3%
Aker BP ASA	13,355	168
Borregaard ASA	15,560	144
DNB ASA	98,604	1,099
Elkem ASA (e)	42,845	54
Equinor ASA	210,676	2,626
Gjensidige Forsikring ASA	59,307	1,010
Mowi ASA	115,708	1,749
Norsk Hydro ASA	156,924	338
Orkla ASA	198,334	1,699
Schibsted ASA, Class B	11,420	207
Telenor ASA	4,815	70
Yara International ASA	21,022	665

		9,829

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Philippines — 0.0% (g)
Altus San Nicolas Corp. (a) (bb) (cc)	3,459	—	(h)

Portugal — 0.6%
EDP—Energias de Portugal SA	526,890	2,120
Galp Energia SGPS SA	166,839	1,908
Jeronimo Martins SGPS SA	30,268	546

		4,574

Russia — 0.0% (g)
Evraz plc	60,323	173

Spain — 4.5%
ACS Actividades de Construccion y Servicios SA	53,300	1,058
Aena SME SA (e)	549	60
Amadeus IT Group SA	3,017	142
Banco Bilbao Vizcaya Argentaria SA	696,719	2,157
Banco de Sabadell SA	1,303,607	659
Banco Santander SA	1,731,553	4,119
Bankia SA	310,032	338
Bankinter SA	167,537	608
CaixaBank SA	376,187	696
Cellnex Telecom SA (e)	31,503	1,429
Enagas SA	27,822	549
Endesa SA	71,530	1,514
Ferrovial SA	41,107	976
Grifols SA	36,870	1,234
Iberdrola SA	1,228,648	12,017
Industria de Diseno Textil SA	7,595	197
Mapfre SA	392,690	666
Naturgy Energy Group SA	69,507	1,219
Red Electrica Corp. SA	35,114	631
Repsol SA	298,895	2,667
Siemens Gamesa Renewable Energy SA	49,946	737
Telefonica SA	32,662	149

		33,822

Sweden — 3.5%
Alfa Laval AB	61,138	1,047
Assa Abloy AB, Class B	83,924	1,567
Atlas Copco AB, Class A	56,252	1,871
Atlas Copco AB, Class B	32,625	949
Boliden AB	32,395	581
Electrolux AB, Class B	26,813	331
Epiroc AB, Class A	128,007	1,265
Epiroc AB, Class B	75,753	747
Essity AB, Class B	54,850	1,680
Hennes & Mauritz AB, Class B	5,535	71
Hexagon AB, Class B	31,095	1,315
Hexpol AB	40,468	239

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Sweden — continued
Husqvarna AB, Class B	49,300	245
ICA Gruppen AB	10,691	446
Industrivarden AB, Class C	20,335	389
Investor AB, Class B	3,128	141
Kinnevik AB, Class B	28,908	471
L E Lundbergforetagen AB, Class B	8,845	359
Lundin Petroleum AB	22,406	423
Sandvik AB	94,497	1,329
Securitas AB, Class B	36,744	395
Skandinaviska Enskilda Banken AB, Class A	170,184	1,140
Skanska AB, Class B	66,576	1,002
SKF AB, Class B	73,427	1,001
Svenska Handelsbanken AB, Class A	162,305	1,338
Swedbank AB, Class A	94,402	1,041
Swedish Match AB	44,608	2,526
Tele2 AB, Class B	59,290	790
Telefonaktiebolaget LM Ericsson, Class B (a)	21,078	171
Telia Co. AB	18,929	68
Volvo AB, Class B	124,292	1,477

		26,415

Switzerland — 18.6%
ABB Ltd. (Registered)	154,255	2,681
Adecco Group AG (Registered)	18,310	722
Alcon, Inc. (a)	2,842	146
Baloise Holding AG (Registered)	14,470	1,886
Barry Callebaut AG (Registered)	799	1,599
Chocoladefabriken Lindt & Spruengli AG	279	2,342
Chocoladefabriken Lindt & Spruengli AG (Registered)	29	2,517
Cie Financiere Richemont SA (Registered)	3,571	191
Clariant AG (Registered) (a)	56,065	933
Coca-Cola HBC AG	52,753	1,131
Credit Suisse Group AG (Registered) (a)	17,498	141
Dufry AG (Registered) (a)	4,787	147
EMS-Chemie Holding AG (Registered)	2,339	1,459
Geberit AG (Registered)	7,254	3,179
Givaudan SA (Registered)	1,575	4,846
Glencore plc (a)	73,269	111
Gurit Holding AG	58	69
Julius Baer Group Ltd. (a)	26,338	882
Kuehne + Nagel International AG (Registered)	362	49
LafargeHolcim Ltd. (Registered) (a)	3,380	123
Lonza Group AG (Registered) (a)	8,795	3,618
Nestle SA (Registered)	447,755	45,836
Novartis AG (Registered)	162,064	13,370
Pargesa Holding SA	4,534	299
Partners Group Holding AG	2,213	1,515
Roche Holding AG	53,000	17,052

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Schindler Holding AG	3,410	746
Schindler Holding AG (Registered)	1,689	354
SGS SA (Registered)	42	97
Sika AG (Registered)	35,999	5,912
Sonova Holding AG (Registered)	6,529	1,164
STMicroelectronics NV	80,400	1,728
Straumann Holding AG (Registered)	1,222	893
Swatch Group AG (The)	199	39
Swatch Group AG (The) (Registered)	395	15
Swiss Life Holding AG (Registered)	9,941	3,337
Swiss Prime Site AG (Registered)	9,150	891
Swiss Re AG	54,775	4,218
Swisscom AG (Registered)	174	93
Temenos AG (Registered) (a)	7,773	1,013
UBS Group AG (Registered) (a)	26,440	242
Vifor Pharma AG	8,506	1,164
Zurich Insurance Group AG	27,804	9,768

		138,518

United Arab Emirates — 0.0% (g)
NMC Health plc (bb) (cc)	17,769	—	(h)

United Kingdom — 19.6%
3i Group plc	115,790	1,122
Admiral Group plc	22,815	628
Anglo American plc	7,022	123
Ashtead Group plc	88,906	1,922
Associated British Foods plc	53,534	1,199
AstraZeneca plc	98,973	8,818
Auto Trader Group plc (e)	109,707	593
AVEVA Group plc	7,536	325
Aviva plc	26,719	88
BAE Systems plc	268,449	1,725
Barclays plc	1,793,102	2,038
Barratt Developments plc	120,486	651
Berkeley Group Holdings plc	13,998	625
BP plc	4,266,106	17,495
British American Tobacco plc	345,152	11,758
British Land Co. plc (The)	104,104	434
BT Group plc	57,758	84
Bunzl plc	65,715	1,315
Burberry Group plc	48,139	782
Centrica plc	698,040	329
CNH Industrial NV	202,771	1,155
Coca-Cola European Partners plc	34,375	1,290
Compass Group plc	10,863	169
Croda International plc	36,420	1,921
Diageo plc	353,111	11,197

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Direct Line Insurance Group plc	164,439	600
easyJet plc	18,814	130
Elementis plc	95,064	58
Ferguson plc	44,161	2,731
Fiat Chrysler Automobiles NV	7,672	55
G4S plc	181,078	206
GlaxoSmithKline plc	376,367	7,062
Halma plc	44,801	1,052
Hargreaves Lansdown plc	39,242	667
HSBC Holdings plc	2,114,276	11,869
Imperial Brands plc	142,458	2,629
Informa plc	147,505	803
InterContinental Hotels Group plc	20,535	874
Intertek Group plc	19,087	1,115
ITV plc	429,259	352
J Sainsbury plc	206,528	534
JD Sports Fashion plc	51,046	286
Johnson Matthey plc	54,280	1,196
Kingfisher plc	246,138	432
Land Securities Group plc	83,865	578
Legal & General Group plc	40,564	96
Lloyds Banking Group plc	7,285,668	2,848
London Stock Exchange Group plc	2,152	193
M&G plc (a)	302,295	421
Marks & Spencer Group plc	227,450	276
Meggitt plc	156,111	561
Melrose Industries plc	945,936	1,051
Micro Focus International plc	39,690	196
Mondi plc	57,170	965
National Grid plc	24,001	280
Next plc	15,720	789
Ocado Group plc (a)	53,747	806
Pearson plc	92,645	634
Persimmon plc	37,843	895
Prudential plc	17,787	223
Reckitt Benckiser Group plc	64,183	4,889
RELX plc	13,313	284
Rentokil Initial plc	219,366	1,048
Rio Tinto plc	7,727	354
Rolls-Royce Holdings plc (a)	145,894	617
Royal Bank of Scotland Group plc	503,547	705
RSA Insurance Group plc	122,794	641
Sage Group plc (The)	129,958	945
Scapa Group plc	27,208	37
Schroders plc	14,508	444
Segro plc	128,845	1,218
Severn Trent plc	29,884	846

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Smith & Nephew plc	103,580	1,825
Smiths Group plc	77,175	1,164
Spirax-Sarco Engineering plc	14,367	1,442
SSE plc	7,187	116
St James’s Place plc	62,819	587
Standard Chartered plc	282,760	1,563
Standard Life Aberdeen plc	280,364	774
Synthomer plc	55,668	168
Taylor Wimpey plc	386,461	556
Tesco plc	66,827	189
Unilever NV	132,810	6,528
Unilever plc	100,314	5,059
United Utilities Group plc	84,479	946
Victrex plc	14,162	342
Vodafone Group plc	183,358	254
Weir Group plc (The)	50,301	447
Whitbread plc	15,893	589
Wm Morrison Supermarkets plc	286,665	626
WPP plc	8,734	59

		146,511

United States — 0.0%
Bausch Health Cos., Inc. (a)	7,659	119
Carnival plc	18,653	223
Ovintiv, Inc.	6,045	16

		358

Total Common Stocks (Cost $903,312)		723,321

Preferred Stocks — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	323	14
FUCHS PETROLUB SE	8,311	296
Henkel AG & Co. KGaA	16,174	1,293
Porsche Automobil Holding SE	1,021	43
Sartorius AG	4,207	1,006
Volkswagen AG	1,256	145

		2,797

United Kingdom — 0.0% (g)
Rolls-Royce Holdings plc, Class C (a) (bb) (cc)	1,061,174	1

Total Preferred Stocks (Cost $2,990)		2,798

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 2.4%
Time Deposits — 2.4%
Australia & New Zealand Banking Group Ltd., 0.15%, 04/01/2020	1,257	1,257
Barclays SA, 0.15%, 04/01/2020	392	392

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
Brown Brothers Harriman,
(1.86%), 04/01/2020	CHF	2,748		2,855
(0.65%), 04/01/2020	EUR	1		2
(0.58%), 04/01/2020	DKK	3,127		462
(0.11%), 04/01/2020	SEK	5,976		604
0.01%, 04/01/2020	NOK	2,750		264
0.01%, 04/01/2020	SGD	—	(h)	—	(h)
0.03%, 04/01/2020	GBP	15		18
0.04%, 04/01/2020	CAD	400		284
0.15%, 04/01/2020		76		76
0.63%, 04/01/2020	HKD	43		6
4.00%, 04/01/2020	ZAR	—	(h)	—	(h)
Citibank NA,
(0.65%), 04/01/2020	EUR	6,807		7,508
0.03%, 04/01/2020	GBP	2,654		3,296
0.15%, 04/01/2020		840		840

Total Short-Term Investments (Cost $17,864)				17,864

Total Investments — 99.7% (Cost $924,166)*				743,983
Other Assets in Excess of Liabilities — 0.3%				2,047

NET ASSETS — 100.0%				$746,030

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

Futures contracts outstanding as of March 31, 2020:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro STOXX 50 Index	434	06/2020	EUR	12,311	838
FTSE 100 Index	96	06/2020	GBP	6,326	394
S&P/TSX 60 Index	3	06/2020	CAD	350	(2)

Total unrealized appreciation (depreciation)					1,230

Six Circles Managed Equity Portfolio International Unconstrained Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020

CVA	—	Dutch Certification
GDR	—	Global Depository Receipt
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depository Receipt
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees .
*		The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Six Circles Managed Equity Portfolio International Unconstrained Fund

Summary of Investments by Industry, March 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil & Gas	11.0%
Food	10.0%
Pharmaceuticals	9.9%
Insurance	8.8%
Banks	8.1%
Electric	7.1%
Chemicals	4.6%
Beverages	4.2%
Cosmetics/Personal Care	2.7%
Agriculture	2.3%
Building Materials	1.6%
Aerospace/Defense	1.5%
Engineering & Construction	1.4%
Machinery—Diversified	1.4%
Miscellaneous Manufacturers	1.3%
Commercial Services	1.2%
Electrical Components & Equipments	1.1%
Telecommunications	1.0%
Others (Each less than 1.0%)	18.4%
Short-Term Investments	2.4%

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the J.P. Morgan Private Investments Inc. (the “Adviser”), to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$5,739	$—	$—	$5,739
Communications	282,830	—	—	282,830
Consumer Cyclical	25,066	—	—	25,066
Consumer Non-cyclical	454,649	—	—	454,649
Energy	9,813	—	—	9,813
Financial	107,036	—	—	107,036
Industrial	90,744	—	—	90,744
Technology	284,018	—	—	284,018
Utilities	12,600	—	—	12,600

Total Common Stocks	1,272,495	—	—	1,272,495

Short-Term Investments
Time Deposits	—	22,460	—	22,460

Total Investments in Securities	$1,272,495	$22,460	$—	$1,294,955

Appreciation in Other Financial Instruments
Futures contracts	$136	$—	$—	$136

Depreciation in Other Financial Instruments
Futures contracts	$(1)	$—	$—	$(1)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$225	$—		$225
Austria	—	3,882	—		3,882
Belgium	—	13,875	—		13,875
Canada	26,347	—	—		26,347
Chile	—	445	—		445
Denmark	—	28,376	—		28,376
Finland	—	13,166	—		13,166
France	—	108,641	—		108,641
Germany	—	64,695	—		64,695
Ireland	5,370	5,303	—		10,673
Isle of Man	—	477	—		477
Italy	194	36,074	—	(a)	36,268
Luxembourg	—	2,033	—		2,033
Netherlands	3,841	50,177	—		54,018
Norway	—	9,829	—		9,829
Philippines	—	—	—	(a)	—	(a)
Portugal	—	4,574	—		4,574
Russia	—	173	—		173
Spain	—	33,822	—		33,822
Sweden	—	26,415	—		26,415
Switzerland	—	138,518	—		138,518
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	1,458	145,053	—		146,511
United States	135	223	—		358

Total Common Stocks	37,345	685,976	—		723,321

Preferred Stocks
Germany	—	2,797	—		2,797
United Kingdom	—	—	1		1

Total Preferred Stocks	—	2,797	1		2,798

Short-Term Investments
Time Deposits	—	17,864	—		17,864

Total Investments in Securities	$37,345	$706,637	$1		$743,983

Appreciation in Other Financial Instruments
Futures contracts	$1,232	$—	$—		$1,232

Depreciation in Other Financial Instruments
Futures contracts	$(2)	$—	$—		$(2)

(a) — Amount rounds to less than $500.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

B. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes B(1) — B(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as changes in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Six Circles Managed Equity Portfolio International Unconstrained also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.